Distribution and License Agreements (Terminated August 2016)	12 Months Ended
Mar. 31, 2017
Distribution And License Agreements Terminated August 2016
Distribution and License Agreements (Terminated August 2016)

8. DISTRIBUTION AND LICENSE AGREEMENTS (TERMINATED AUGUST 2016)

In August 2014, we entered into distribution and license agreements with Qualipride International (“Qualipride”), Mr. Dong Yuejin and Mr. Guo Yuxiao related to stevia products for the Company. Under employment agreements related to the distribution and license agreements, Mr. Dong and Mr. Guo were entitled to receive an aggregate of 240,000 restricted shares of our common stock and warrants to purchase up to an aggregate of 440,000 shares of our common stock. 40,000 shares of our restricted common stock and warrants to purchase 80,000 shares of our common stock vested immediately, 100,000 shares of our restricted common stock and warrants to purchase up to an aggregate of 200,000 shares of our common stock have vesting terms ranging from one to three years, and the balance of 100,000 shares of our restricted common stock and warrants to purchase up to an aggregate of 160,000 shares of our common stock will vest once certain financial and operational milestones are achieved, as defined.

For the year ending March 31, 2016, stock based compensation related to the vesting of these options was $182,072. For the year ending March 31, 2017, there was no stock-based compensation for these warrants. At March 31, 2016 and 2017, the accumulated amortization related to these vested warrants was $649,860.

The distribution, license and employment agreements all terminated in August 2016. Twenty-five thousand (25,000) shares of the restricted common stock and warrants to purchase 293,332 shares of the Company’s common stock that were unvested as of the termination date of the agreements were cancelled.